Property, Plant and Equipment and Jack-Up Drilling Rigs, net - Narrative (Details) $ in Millions	1 Months Ended		3 Months Ended		6 Months Ended
	Jan. 31, 2026 rig	Dec. 31, 2025 USD ($) rig	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)
Property, Plant, and Equipment [Line Items]
Depreciation of non-current assets			$ 43.5	$ 36.7	$ 86.0	$ 72.6
Number of jack up rigs acquired | rig	2
Impairment expense					$ 0.0	$ 0.0
Noble Corporation
Property, Plant, and Equipment [Line Items]
Number of jack up rigs acquired | rig	5	5
Noble Corporation | Jack-up rigs
Property, Plant, and Equipment [Line Items]
Total purchase price		$ 360.0